Document and Entity Information	Jul. 16, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 16, 2021
Entity Registrant Name	Hyzon Motors Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39632
Entity Tax Identification Number	82-2726724
Entity Address, Address Line One	475 Quaker Meeting House Road
Entity Address, City or Town	Honeoye Falls
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14472
City Area Code	585
Local Phone Number	484-9337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Hyzon Motors Inc., a Delaware corporation (the “Company”), filed on July 22, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 1 is being filed in order to include (x) the unaudited condensed consolidated financial statements of Old Hyzon (as defined in the Original Report), as of and for the three and six months ended June 30, 2021, (y) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Old Hyzon for the three and six months ended June 30, 2021, and (z) the unaudited pro forma condensed combined financial information for the six months ended June 30, 2021. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Old Hyzon, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Amendment Flag	true
Entity Central Index Key	0001716583
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYZN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HYZNW
Security Exchange Name	NASDAQ